Warrants (Tables)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Warrants
Schedule of Black-Scholes Option Pricing Model
March 20, 2024
Closing stock price	$3.47
Contractual exercise price	$3.18
Risk-free rate	4.41%
Estimated volatility	78.5%
Time period to expiration	3 Years

March 20, 2024
Closing stock price	$3.47
Contractual exercise price	$3.18
Risk-free rate	4.41%
Estimated volatility	78.5%
Time period to expiration	3 Years

April 20, 2024
Closing stock price	$3.08
Contractual exercise price	$3.12
Risk-free rate	4.81%
Estimated volatility	78.3%
Time period to expiration	3 Years

April 20, 2024
Closing stock price	$3.08
Contractual exercise price	$3.12
Risk-free rate	4.81%
Estimated volatility	78.3%
Time period to expiration	3 Years

March 20, 2024
Closing stock price	$3.47
Contractual exercise price	$3.18
Risk-free rate	4.41%
Estimated volatility	78.5%
Time period to expiration	3 Years

April 20, 2024
Closing stock price	$3.08
Contractual exercise price	$3.12
Risk-free rate	4.81%
Estimated volatility	78.3%
Time period to expiration	3 Years

April 20, 2024
Closing stock price	$3.08
Contractual exercise price	$3.12
Risk-free rate	4.81%
Estimated volatility	78.3%
Time period to expiration	3 Years